UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-1537

                          STERLING CAPITAL CORPORATION
               (Exact name of registrant as specified in charter)

           635 Madison Avenue New York, NY                        10022
      (Address of principal executive offices)                  (Zip code)

                            Michael Carey , Treasurer
                      635 Madison Avenue New York, NY 10022
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 980-3360

Date of fiscal year end: 12/31/2004

Date of reporting period: 12/31/2004

Item 1. Reports to Stockholders.

      The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

                          STERLING CAPITAL CORPORATION
                   Report for the Year Ended December 31, 2004

                                    OFFICERS

      Wayne S. Reisner ...........       President
      Michael Carey ..............       Vice President, Secretary and Treasurer

                                    DIRECTORS

      Jay Eliasberg (1)                                      Nathan Kingsley (1)
      Arthur P. Floor (1)                                    Archer Scherl (1)
                                 Jeffrey Scheuer

       Transfer Agent and Registrar                            Custodian

      Registrar and Transfer Company                        Citibank, N.A.
             10 Commerce Drive                               120 Broadway
        Cranford, New Jersey 07016                     New York, New York 10271

                 Auditors                                   General Counsel

       Tardino Tocci & Goldstein LLP                        Skadden, Arps,
            The Chanin Building                        Slate, Meagher & Flom LLP
      122 East 42nd Street Suite 1518                      Four Times Square
         New York, New York 10168                      New York, New York 10036


(1)   Member of the Audit Committee

                          STERLING CAPITAL CORPORATION
                               635 Madison Avenue
                              New York, N.Y. 10022

February 22, 2005

To our Shareholders:

      We enclose a report of our Corporation's operations for the year ended December 31, 2004. The net asset value per share of the Corporation's Common Stock as at December 31, 2004 was $7.47, as compared with its net asset value at December 31, 2003 of $7.20 per share. As at February 18, 2005 the unaudited net asset value per share was approximately $7.35.

      As at December 31, 2004 and February 18, 2005 the closing sales price for shares of the Corporation's Common Stock on the American Stock Exchange was $5.70 and $5.80, respectively. Thus, as at December 31, 2004 and February 18, 2005 the market price for the Corporation's common stock represented discounts of approximately 24% and 21%, respectively, from the Corporation's net asset value per share at such dates.

      Officers and directors of the Corporation currently own beneficially, directly or indirectly, an aggregate of 1,977,396 shares (79.1% of the outstanding shares) of the Corporation's common stock, not including 101,000 shares (4.04% of the Corporation's outstanding shares) owned by certain associates of such persons with respect to which such officers and directors disclaim any beneficial interest.

Very truly yours,


Wayne S. Reisner
President

             Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of Sterling Capital Corporation:

We have audited the statement of assets and liabilities of Sterling Capital Corporation, including the schedule of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Sterling Capital Corporation as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


TARDINO TOCCI & GOLDSTEIN LLP

New York, New York
February 16, 2005

                          STERLING CAPITAL CORPORATION
                             SCHEDULE OF INVESTMENTS
                                December 31, 2004

                                                      Number of     Market Value
                                                        Shares        (Note A)
                                                      ---------     ------------

Common & Preferred Stocks - 46.48% of net assets
Financial Services -12.27%
 MetLife Inc. ......................................    10,000       $  405,100
 J.P. Morgan Chase & Co ............................    10,000          390,100
 KeyCorp ...........................................    10,000          339,000
 The St Paul Travelers Cos. Inc. ...................     8,668          321,323
 Allstate Corp. ....................................     5,000          258,600
 Citigroup Inc. ....................................     5,000          240,900
 Wilmington Trust Corp. ............................     5,000          180,750
 Mellon Financial Corp. ............................     5,000          155,550
                                                                     ----------
                                                                     $2,291,323
                                                                     ----------

Technology - 8.87%
 Falconstor Software Inc.* .........................   100,000       $  957,000
 Check Point Software Technologies * ...............    10,000          246,300
 Advanced Micro Devices, Inc. * ....................    10,000          220,200
 Intel Corp. .......................................     5,000          116,950
 Cisco Systems Inc.* ...............................     6,000          115,920
                                                                     ----------
                                                                     $1,656,370
                                                                     ----------

Real Estate and
Real Estate Investment Trusts - 7.18%
 Camden Property Trust .............................    10,000       $  510,000
 Equity Residential ................................    10,950          396,171
 Amli Residential Properties Trust .................     5,000          160,000
 Equity Office Properties Trust ....................     5,000          145,600
 St. Joe Co. .......................................     2,000          128,400
                                                                     ----------
                                                                     $1,340,171
                                                                     ----------

*     Non-income producing security

         The accompanying notes are an integral part of these statements

                          STERLING CAPITAL CORPORATION
                       SCHEDULE OF INVESTMENTS - continued
                                December 31, 2004

                                                       Number of    Market Value
                                                         Shares       (Note A)
                                                       ---------    ------------

Telecommunication and Media - 4.69%
 Viacom Inc. Cl A ...................................     6,000      $  222,480
 Verizon Communications .............................     5,060         204,980
 Nokia Corp ADR .....................................    12,500         195,875
 Time Warner Inc. * .................................     7,500         145,875
 Tribune Co. ........................................     2,500         105,350
                                                                     ----------
                                                                     $  874,560
                                                                     ----------

Consumer Goods - 4.17%
 Conagra Inc. .......................................    10,000      $  294,500
 Newell Rubbermaid Inc. .............................    10,000         241,900
 Sara Lee Corp. .....................................    10,000         241,400
                                                                     ----------
                                                                     $  777,800
                                                                     ----------

Energy - 2.95%
 Marathon Oil Corp ..................................    10,000      $  376,100
 ConocoPhillips .....................................     2,000         173,660
                                                                     ----------
                                                                     $  549,760
                                                                     ----------

Industrial and Business Services - 2.58%
 Koninklijke Philips Electronics NV Holdings ........    10,838      $  287,207
 Honeywell International Inc. .......................     5,500         194,755
                                                                     ----------
                                                                     $  481,962
                                                                     ----------

Healthcare - 1.44%
 Pfizer Inc .........................................    10,000      $  268,900
                                                                     ----------

Materials - 1.31%
 Du Pont E I De Nemours & Co. .......................     5,000      $  245,250
                                                                     ----------

Automotive & Transportation Services - 1.02%
 Ryder System Inc. ..................................     4,000      $  191,080
                                                                     ----------

Total common and preferred stocks (cost $5,901,011)                  $8,677,176
                                                                     ----------

*     Non-income producing security

         The accompanying notes are an integral part of these statements

                          STERLING CAPITAL CORPORATION
                       SCHEDULE OF INVESTMENTS - continued
                                December 31, 2004

                                                       Principal    Market Value
                                                        Amount        (Note A)
                                                       ---------    ------------

U.S. Government Obligations - 5.32%
 U.S. Treasury Bill due 6/23/2005 .................    $500,000     $   494,063
 U.S. Treasury Note 2% due 8/31/2005 ..............     500,000         498,125
                                                                    -----------
Total U.S. Government Obligations
         (cost $992,034) ..........................                 $   992,188
                                                                    -----------

Corporate Bonds and Notes - 2.70%
 General Motors Acceptance Corp 5.25%
  note due 5/16/2005 ..............................    $500,000     $   504,644
                                                                    -----------
Total corporate bonds and notes
         (cost $504,540) ..........................                 $   504,644
                                                                    -----------

Government Agencies -2.68%
 Federal Home Loan Bank
    3.06% due 4/13/2006 ...........................    $500,000     $   499,687
                                                                    -----------
Total Government Agencies (cost $500,000)                           $   499,687
                                                                    -----------

Total Investments (cost $7,897,585)                                 $10,673,695
                                                                    ===========

         The accompanying notes are an integral part of these statements

                          STERLING CAPITAL CORPORATION
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2004

                                     ASSETS

Investment in securities, at value
    (identified cost $7,897,585) (Note A) ......................   $ 10,673,695
Cash ...........................................................      8,495,557
Investment in real estate (cost $100,000) (Note A) .............         25,700
Receivables:
    Investments securities sold ................................            709
    Dividends and interest .....................................         35,117
    Other ......................................................            451
Prepaid Interest ...............................................          1,992
Prepaid Insurance ..............................................          2,917
                                                                   ------------

Total assets ...................................................   $ 19,236,138
                                                                   ------------

                                   LIABILITIES

Payables:
     Investment securities purchased ...........................   $    500,000
     Accrued expenses and other liabilities ....................         69,473
                                                                   ------------

Total liabilities ..............................................   $    569,473
                                                                   ------------

                                   NET ASSETS

Common Stock, authorized 10,000,000 shares,
    outstanding 2,500,000 shares, $1 par value each ............   $  2,500,000
Paid-in capital ................................................     17,701,668
Excess of distributions over accumulated net investment loss ...     (6,875,656)
Excess of net realized gain on investments over distributions ..      2,638,843
Net unrealized appreciation on investments .....................      2,701,810
                                                                   ------------

Net assets .....................................................   $ 18,666,665
                                                                   ============

Net assets per outstanding share ...............................          $7.47
                                                                          =====

         The accompanying notes are an integral part of these statements

                          STERLING CAPITAL CORPORATION
                             STATEMENT OF OPERATIONS
                      For the year ended December 31, 2004

Investment income:
    Dividends .....................................................   $ 194,707
    Interest ......................................................     111,683
                                                                      ---------
      Total investment income .....................................   $ 306,390
                                                                      ---------

 Expenses (Notes C and D):
    Legal, audit and professional fees ............................   $ 120,914
    Officers' salaries ............................................     111,736
    Directors' fees and expenses ..................................      61,302
    Rent and Electric .............................................      26,801
    Office salaries ...............................................      25,485
    Equipment rentals .............................................      24,811
    Transfer agent and registrar fees .............................      24,500
    Payroll taxes, fees and employee benefits .....................      24,450
    Custodian fees and expenses ...................................      18,589
    American Stock Exchange listing fee ...........................      15,000
    Miscellaneous .................................................       4,146
    Insurance .....................................................       3,500
    Federal, state and local taxes ................................       2,957
                                                                      ---------
      Total expenses ..............................................   $ 464,191
                                                                      ---------
Net investment loss ...............................................   $(157,801)
                                                                      ---------

                                   (continued)

         The accompanying notes are an integral part of these statements

                          STERLING CAPITAL CORPORATION
                        STATEMENT OF OPERATIONS-continued
                      For the year ended December 31, 2004

Net investment loss (from previous page) ........................   $  (157,801)
                                                                    -----------

Net gain (loss) on investments (Notes A and B):
    Realized gain from securities transactions:
      Proceeds from sales .......................................     3,822,560
      Cost of securities sold ...................................     3,004,385
                                                                    -----------
      Net realized gain .........................................       818,175
                                                                    -----------

    Unrealized appreciation (depreciation) on investments:
    Beginning of period .........................................     2,702,773
    End of period ...............................................     2,701,810
                                                                    -----------
    Net decrease in unrealized appreciation .....................          (963)
                                                                    -----------

Net realized gain and unrealized loss on investments ............       817,212
                                                                    -----------

Net increase in net assets resulting from operations ............   $   659,411
                                                                    ===========

         The accompanying notes are an integral part of these statements

                          STERLING CAPITAL CORPORATION
                       STATEMENT OF CHANGES IN NET ASSETS
                 For the years ended December 31, 2004 and 2003

                                                                           Year ended
                                                                 December 31,      December 31,
                                                                     2004              2003
                                                                 ------------      ------------
From investment activities:
  Net investment income (loss) .............................     $   (157,801)     $   (129,179)
  Net realized gain (loss) from securities transactions ....          818,175        (1,400,684)
  Net increase (decrease) in unrealized appreciation .......             (963)        3,609,059
                                                                 ------------      ------------

Increase in net assets derived from
  investment activities ....................................          659,411         2,079,196

Net Assets:
  Beginning of year ........................................       18,007,254        15,928,058
                                                                 ------------      ------------

  End of year ..............................................     $ 18,666,665      $ 18,007,254
                                                                 ============      ============

         The accompanying notes are an integral part of these statements

                          STERLING CAPITAL CORPORATION
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2004

Note A - Significant Accounting Policies

      Sterling Capital Corporation (the "Corporation") (formerly known as The Value Line Development Capital Corporation) is registered under the Investment Company Act of 1940, as amended (the "Act"), and is a diversified, closed-end investment company. The Corporation operates exclusively as an internally managed investment company whereby its own officers and employees, under the general supervision of its Board of Directors, conduct its operations. The following is a summary of significant accounting policies consistently followed, in all material respects, by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

(1) Security Valuation

      Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are valued at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price, except for short positions and call options written, for which the last quoted asked price is used. Investments in real estate are valued at fair value as determined by the Board of Directors.

(2) Federal Income Taxes

      The Corporation's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Code") that are applicable to regulated investment companies and to distribute substantially all its taxable income to its shareholders.

      The Corporation for the fiscal year ending December 31, 2004 was a "personal holding company" under the Code, since five or fewer shareholders own directly or indirectly more than 50% in value of the Corporation's outstanding stock, and more than 60% of the Corporation's adjusted ordinary income was "personal holding company income". As a personal holding company, the Corporation will be subject to penalty taxes unless it distributes to its shareholders an amount at least equal to its otherwise undistributed personal holding company income, net of appropriate deductions applicable thereto. The Corporation did not have any undistributed personal holding company income for the year ended December 31, 2004. Personal holding company income does not include the excess, if any, of net realized long-term capital gains over net realized short-term capital losses, less any Federal income tax attributable to such excess. The Corporation has considered methods of minimizing the possible tax impact of being a personal holding company, and if appropriate, will make sufficient distributions to shareholders so that the Corporation will not be subject to such penalty tax.

      At December 31, 2004, the Corporation had a net capital loss carryforward, which may be used to offset future capital gains, of $582,509.

                          STERLING CAPITAL CORPORATION
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2004

(3) Securities Transactions Valuation

      Securities transactions are accounted for on the date the securities are purchased or sold (trade date), dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Gains and losses from securities transactions were computed on the identified cost basis.

(4) Distributions to Shareholders

      Dividends to shareholders are recorded on the dividend declaration date.

5) Use of Estimates

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note B - Securities Transactions

      The following summarizes all securities transactions by the Corporation for the year ended December 31, 2004:

            Purchases (excludes $992,034 of U.S. Treasury
                     Obligations and $504,644 of Corporate Bonds)   $ 1,743,743
            Sales ................................................. $ 3,004,385

      Net realized gain and unrealized loss on investments for the year ended December 31, 2004 was $817,212. This amount represents the net increase in value of investments held during the period. The components are as follows:

            Long transactions ..................................... $   817,212
                                                                    -----------
            Net realized gain and unrealized loss on investments .. $   817,212
                                                                    ===========

      As of December 31, 2004, gross unrealized appreciation and (depreciation) of the corporation's securities portfolio were as follows:

            Unrealized appreciation ............................... $ 2,897,609
            Unrealized depreciation ...............................    (195,799)
                                                                    -----------
            Net unrealized appreciation ........................... $ 2,701,810
                                                                    ===========

                          STERLING CAPITAL CORPORATION
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2004

Note C - Rent

      The Corporation sublets a portion of office space at 635 Madison Avenue, New York, NY, from Windy Gates Corporation ("Windy Gates"), a corporation controlled by Jeffrey Scheuer and members of his family. The term of the Windy Gates lease expires on June 30, 2005. The term of the sublease to the Corporation expires on June 30, 2005. The annual rental obligation of these premises is being allocated between the Corporation and Windy Gates on the basis of each such party's use of this space. The Corporation's current net annual rent expense for this space is approximately $26,000.

Note D - Other Transactions with Affiliates

      Aggregate remuneration paid or accrued by the Corporation for the year ended December 31, 2004 to certain persons who were "affiliated persons" within the meaning of the Act, was as follows:

            Officers' salaries ......................................   $111,736
            Directors' fees .........................................     60,000

      Incident to the sublease arrangements for office space at 635 Madison Avenue referred to in Note C above, Walter Scheuer's estate and the Corporation, have allocated certain of the expenses incurred in connection with each of such party's use of various services located thereat, including office equipment and secretarial, administrative and internal accounting personnel. For the year ended December 31, 2004, Walter Scheuer (and his estate) and the Corporation paid or accrued approximately $334,000 and $37,000, respectively, in connection with the allocation of expenses incurred with respect to the use of such services. In addition, during the period certain persons who are also officers of the Corporation rendered services to Walter Scheuer and his estate personally for which they received compensation from Walter Scheuer and his estate.

                          STERLING CAPITAL CORPORATION
                              FINANCIAL HIGHLIGHTS

Selected data for each share of capital stock outstanding throughout each year:

                                                              Year Ended December 31
                                              ------------------------------------------------------
                                               2004        2003        2002        2001        2000
                                              ------      ------      ------      ------      ------
Investment income ........................    $  .12      $  .12      $  .20      $  .29      $  .30
Expenses .................................       .18         .17         .20         .19         .21
                                              ------      ------      ------      ------      ------
Net investment income (loss) .............      (.06)       (.05)         --         .10         .09

Distributions of net realized
capital gains ............................        --          --        (.03)       (.43)       (.51)

Distributions of net investment income            --          --        (.01)       (.13)       (.08)

Net realized gain (loss)and increase
 (decrease)in unrealized appreciation ....       .33         .88       (1.69)        .14        (.05)
                                              ------      ------      ------      ------      ------

Net increase (decrease) in net asset value       .27         .83       (1.73)       (.32)       (.55)
Net asset value:
   Beginning of period ...................      7.20        6.37        8.10        8.42        8.97
                                              ------      ------      ------      ------      ------
   End of period .........................    $ 7.47      $ 7.20      $ 6.37      $ 8.10      $ 8.42
                                              ======      ======      ======      ======      ======

Ratio of expenses to average net assets ..       2.6%        2.7%        2.7%        2.2%        2.4%

Ratio of net investment income (loss) to
average net assets .......................       (.9)%       (.8)%        .1%        1.2%        1.0%

Portfolio turnover .......................        18%         47%         30%         38%         49%

Number of shares outstanding at end
of year (in 000's) .......................     2,500       2,500       2,500       2,500       2,500

           See Report of Independent Registered Public Accounting Firm

Supplemental Information (Unaudited)

      The Directors and Officers of the Corporation, their ages and positions with the Corporation, and their principal occupations during the past five years are as follows:

                              Independent Directors

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Number of
                                                                                          Portfolios in Fund
                        Positions Held             Term of              Principal               Complex                Other
      Name,                with the          Office** and Length      Occupation(s)           Overseen by      Directorships held by
Address* and Age         Corporation           of Time Served      During Past 5 Years        Director***             Director
------------------------------------------------------------------------------------------------------------------------------------
Jay Eliasberg              Director          Director since 1980    Private                        1                    None
85                                                                  Investor (1)
------------------------------------------------------------------------------------------------------------------------------------
Arthur P. Floor            Director          Director since 1980    Energy                         1                    None
80                                                                  Consultant (2)
------------------------------------------------------------------------------------------------------------------------------------
Nathan Kingsley            Director          Director since 1984    President, Total               1                    None
78                                                                  Communications
                                                                    International, a
                                                                    media consulting
                                                                    firm (3)
------------------------------------------------------------------------------------------------------------------------------------
Archer Scherl              Director          Director since 1994    Private                        1                    None
73                                                                  Investor (4)
------------------------------------------------------------------------------------------------------------------------------------

* The address of each of the directors is c/o Sterling Capital Corporation, 635 Madison Avenue, New York, New York 10022.

** Each director serves for a term of one year and until his successor is duly elected and qualified.

***   The Corporation is the only investment company overseen by the directors.

(1) Mr. Eliasberg has been a private investor for more than the past five years.

(2)   Mr. Floor has held his present position for more than the past five years.

(3) Mr. Kingsley has held his present position for more than the past five years.

(4)   Mr. Scherl has been a private investor for more than the past five years.

                        Interested Director and Officers

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Number of
                                                                                          Portfolios in Fund
                        Positions Held             Term of              Principal               Complex                Other
      Name,                with the          Office** and Length      Occupation(s)           Overseen by      Directorships held by
Address* and Age         Corporation           of Time Served      During Past 5 Years        Director***             Director
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey Scheuer         Director                Director since      Writer and Private              1                   None
51 ****                                         December 2004       Investor (1)
------------------------------------------------------------------------------------------------------------------------------------
Wayne S. Reisner        President               (2)                 (2)                            N/A                  (2)
54
------------------------------------------------------------------------------------------------------------------------------------
Michael Carey           Vice President,         (3)                 (3)                            N/A                  None
38                      Secretary and
                        Treasurer
------------------------------------------------------------------------------------------------------------------------------------

* The address of each of the directors is c/o Sterling Capital Corporation, 635 Madison Avenue, New York, New York 10022.

** Each director serves for a term of one year and until his successor is duly elected and qualified.

***   The Corporation is the only investment company overseen by the director.

**** Mr. Scheuer, together with members of the Scheuer family, may be deemed to be controlling shareholders of the Corporation and Mr. Scheuer may be deemed an "interested person" of the Corporation as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act").

(1) Mr. Scheuer has been a private investor and writer for more than the past five years.

(2) Mr. Reisner has been President since March 1993. Mr. Reisner was Executive Vice President of the Corporation from July 1988 to March 1993 and was Vice President from November 1985 to July 1988. Mr. Reisner has been employed by the Corporation since August 1985. Mr. Reisner was also a Vice President and a Director of Windy Gates from March 1993 to August 2004. Mr. Reisner has been a Director and President of Winterset Management Corporation (formerly known as Manchester Capital Corporation) since December 1988 and March 1989, respectively. Mr. Reisner was a director of Carret and Company LLC from June 2002 until May 2004. Mr. Reisner has been President of Carret Asset Management, LLC since May 2004.

(3) Mr. Carey has been Vice President since July 1999. Mr. Carey has been Secretary and Treasurer of the Corporation since September 2002 and October 1997, respectively. Mr. Carey has been employed by the Corporation since February 1995.

Proxy Voting Policies and Procedures

      The policies and procedures used by the Corporation to determine how to vote proxies relating to portfolio securities and information regarding how the Corporation voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 are available without charge, upon request, by calling toll free 1-800-949-3456 or on the Securities and Exchange Commission's website at http://www.sec.gov.

Schedule of Portfolio Holdings on Form N-Q

      The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Form N-Q filings are available on the Commission's website at http://www.sec.gov commencing with the quarter ended September 30, 2004. The Registrant's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC and information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. It is also available without charge, upon request, by calling toll free 1-800-949-3456.

Item 2. Code of Ethics.

      (a) The Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, and persons performing similar functions.

      (b)   Not applicable.

      (c) The Registrant has not amended its code of ethics during the period covered by the report in Item 1 above.

      (d) The Registrant has not granted a waiver or implicit waiver from a provision of its code of ethics during the period covered by the report in Item 1 above.

      (e)   Not applicable.

      (f) A copy of the Registrant's code of ethics is filed as an exhibit pursuant to Item 12(a)(1) of this Form N-CSR.

Item 3. Audit Committee Financial Expert.

      The Registrant's board of directors has determined that Archer Scherl, an "independent" director, qualifies as the audit committee financial expert, as defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

      (a)-(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                                                        2004         2003
                                                      -------      -------
      Audit Fees                                      $23,000      $23,000
      Audit Related Fees                                    0            0
      Tax Fees                                          2,000        2,000
      All other fees                                        0            0

      Tax fees are for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning.

      (e)(1) The registrant's audit committee has adopted policies and procedures with regard to the pre-approval of audit, audit-related and tax compliance services provided by the registrant's principal accountant on an annual basis. Certain non-audit services provided to the registrant, if required, will also be subject to pre-approval by the audit committee.

            (2) All of the amounts for Audit Fees and Tax Fees in Item 4 (a) -
(d) above are for services pre-approved by the Fund's Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      (f) Not applicable.

      (g) Not applicable.

      (h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

      The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The audit committee members are Archer Scherl, Jay Eliasberg, Arthur Floor, and Nathan Kingsley.

Item 6. Schedule of Investments.

      The schedule of investments in securities of unaffiliated issuers is included in the Registrant's report to stockholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

      The Registrant's proxy voting policies and procedures that it uses to determine how to vote proxies' relating to portfolio securities is as follows:

      Sterling Capital Corporation (the "Company") is uniquely structured as an internally managed closed-end investment company. Our research efforts, including the receipt and analysis of proxy material, are focused on the securities in the Company's portfolio, as well as alternative investment opportunities. We vote proxies relating to our portfolio securities in the best long-term interests of the Company.

      Our investment approach stresses fundamental security analysis, which includes an evaluation of the integrity, as well as the effectiveness of management personnel. In proxy material, we review management proposals and management recommendations relating to shareholder proposals in order to, among other things, gain assurance that management's positions are consistent with its integrity and the long-term interests of the company. We generally find this to be the case and, accordingly, give significant weight to the views of management when we vote proxies.

      Proposals that may have an impact on the rights or privileges of the securities held by the Company would be reviewed very carefully. The explanation for a negative impact could justify the proposal; however, if such justification were not present, we would vote against a significant reduction in the rights or privileges associated with any of our holdings.

      Proposals relating to corporate governance matters are reviewed on a case-by-case basis. When they involve changes in the state of incorporation, mergers or other restructuring, we would, if necessary, complete our review of the rationale for the proposal by contacting company representatives and, with few exceptions, vote in favor of management's recommendations.

      Proposals relating to anti-takeover provisions, such as staggered boards, poison pills and supermajorities could be more problematic. They would be considered in light of our assessment of the capability of current management, the duration of the proposal, the negative impact it might have on the attractiveness of the company to future "investors," among other factors. We can envision circumstances under which we would vote against an anti-takeover provision.

      Generally, we would vote with management on proposals relating to changes to the company's capital structure, including increases and decreases of capital and issuances of preferred stock; however, we would review the facts and circumstances associated with each proposal before finalizing our decision.

      Well-structured stock option plans and management compensation programs are essential for companies to attract and retain high caliber management personnel. We generally vote in favor of proposals relating to these issues; however, there could be an occasion on which we viewed such a proposal as over reaching on the part of management or having the potential for excessive dilution when we would vote against the proposal.

      Corporations should act in a responsible manner toward their employees, the communities in which they are located, the customers they serve and the world at large. We have observed that most stockholder proposals relating to social issues focus on a narrow issue and the corporate position set forth in the proxy material provides a well-considered response demonstrating an appropriate and responsible action or position. Accordingly, we generally support management recommendations on these types of proposals; however, we would consider each proposal on a case-by-case basis.

      We take voting proxies of securities held in our portfolio very seriously. As indicated above, it is an integral part of the analytical process at Sterling Capital Corporation. Each proposal and any competing interests are reviewed carefully on a case-by-case basis. Generally, we support and vote in accordance with the recommendations of management; however, the overriding basis for the votes we cast is the best long-term interests of the Company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

      Not required for this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

      The Registrant nor any "affiliated purchaser" had any reportable purchases of the Registrant's equity securities.

Item 10. Submission of Matters to a Vote of Security Holders.

      The Registrant has changed the procedures by which shareholders may recommend nominees to the registrant's board of directors as follows:

Pursuant to policies and procedures adopted by the Board, the Independent Directors are responsible for nominating candidates to become Independent Directors and the full Board is responsible for nominating candidates to become Interested Directors, provided that at least a majority of the Independent Directors approve the nomination. The Board, including the Independent Directors, will consider Director candidates recommended by shareholders. The Board generally considers nominees for Directors at one meeting each year. The Board has adopted a resolution setting forth the following procedures for considering nominees to the Board of Directors. In considering nominees, the Board will take into consideration the needs of the Board and the qualifications of the candidate. The Board may also take into consideration the number of shares held by the recommending shareholder and the length of time that such shares have been held. To have a candidate considered by the Board, a shareholder must submit the recommendation in writing and must include:

o The name of the shareholder and evidence of the person's ownership of shares of the Corporation, including the number of shares owned and the length of time of ownership; and

o The name of the candidate, the candidate's resume or a listing of his or her qualifications to be a Director of the Corporation and the person's consent to be named as a Director if selected by the Board.

The shareholder recommendation and information described above must be sent to the Corporate Secretary, c/o Sterling Capital Corporation, 635 Madison Avenue, New York, New York 10022.

The Board believes that the minimum qualifications for serving as a Director of the Corporation are that a candidate demonstrate, by significant accomplishment in his or her field, an ability to make a meaningful contribution to the Board's oversight of the business and affairs of the Corporation on behalf of shareholders and have an impeccable record and reputation for honest and ethical conduct in both his or her professional and personal activities. In addition, the Board examines a candidate's specific experiences and skills, time availability in light of other commitments and, in the case of candidates to become Independent Directors, potential conflicts of interest and independence from management and the Corporation. In the case of candidates to become Interested Directors, the Board considers the candidates relationship and familiarity with the Corporation. The Corporation does not pay any third party a fee to assist in the process of identifying and evaluating candidates.

Item 11. Controls and Procedures.

      (a) The Registrant's principal executive and principal financial officers have concluded that the Registrant's disclosure controls and procedures ( as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective, as of January 31, 2005 based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or
15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics.

(a)(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certification of principal executive officer and principal financial officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) STERLING CAPITAL CORPORATION


By: /s/ Wayne S. Reisner
    ---------------------------
Name:   Wayne S. Reisner
Title:  President
Date: February 25, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Wayne S. Reisner
    ---------------------------
Name:   Wayne S. Reisner
Title:  Principal Executive Officer
Date: February 25, 2005


By: /s/ Michael J. Carey
    ---------------------------
Name:   Michael J. Carey
Title:  Principal Financial Officer
Date: February 25, 2005